Subsequent events - Additional Information (Details) - USD ($)			12 Months Ended
	Jan. 07, 2021	Oct. 05, 2020	Dec. 31, 2020
PIPE Investment [Member]
SUBSEQUENT EVENTS
Business combination, proceeds from private placement		$ 400,000	$ 400,000,000
IPO [Member]
SUBSEQUENT EVENTS
Business combination, deferred underwriter fees	$ 29,000,000		29,000,000
SCH and Merger Sub [Member]
SUBSEQUENT EVENTS
Business combination, net increase in cash			670,000,000
Business combination, transaction costs			$ 61,800,000